[LOGO] UBS                                     UBS Global Asset Management, Inc.
                                               51 West 52nd Street
                                               New York, New York 10019

                                               Thomas G. Disbrow
                                               Director
                                               Tel: 212-882-5225
                                               Fax: 212-882-5612
                                               Thomas.disbrow@ubs.com


June 5, 2003

VIA FACSIMILE

Securities and Exchange Commission
Washington, D.C.

To Whom It May Concern:

      We are writing to inform you that on June 4, 2003, our filing agent submitted a Form N-CSR for Fresco Index Shares Funds using UBS Money Series CIK and CCC in error. This filing was accepted and disseminated by the SEC at 5:17 p.m. with the accession number 0001206774-03-000485.

      We therefore request that this submission be withdrawn.


Sincerely,


/s/ Thomas G. Disbrow

Thomas G. Disbrow
Director




A member of UBS Asset Management